                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Total Return Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended January 31, 2006

Total Return for the 6 Months Ended January 31, 2006

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper Multi-Cap Core Funds Index[2]
7.31%	6.89%	6.90%	7.41%	4.67%	7.18%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The S&P 500® Index, a broad benchmark for large-capitalization U.S. stocks, remained in a stable trading range during the reporting period, punctuated by strong monthly returns in November and January. Bonds proved even less volatile and provided investors with meager total returns. Meanwhile, as policymakers at the Federal Reserve (the "Fed") continued to raise short-term rates, cash equivalents became a competitive alternative to stocks and bonds for the first time in many years.

While many factors conspired to limit the gains of stocks and bonds during the six-month period, Fed policy seemed the most consistently cited uncertainty for investors. When would the Fed stop raising rates and at what level would consumers begin to slow their spending activities? Would change at the helm of the Fed—from a long-standing, battle-tested veteran to an academically oriented newcomer—coincide with growth or recession? Against the backdrop of these unanswered questions, the markets closed the reporting period with little more visibility than at the start.

In addition to monetary policy uncertainty, other factors contributed to investors' lack of confidence in the markets. These included the sluggishness of corporate profits, some bubbling up of wage inflation, and geopolitical events in the Middle East and elsewhere. On a positive note, our research shows that the U.S. equity market, by-and-large, is presently valued close to its 30-year historical average on a price-to-earnings ratio basis. Moreover, on average, corporations have returned more cash to shareholders via dividends and share buy-back programs than at any time since the late 1980s.

Performance Analysis

Morgan Stanley Total Return Trust Class A and Class D shares outperformed the S&P 500 Index and the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2006, assuming no deduction of applicable sales charges. Class B and Class C shares outperformed the S&P 500 Index and underperformed the Lipper Index for the same period, again assuming no deduction of applicable sales charges.

Within its well-diversified portfolio, the Fund's emphasis on larger capitalization, total return-oriented securities provided returns in line with its peer group. Our decision to favor information technology, industrial and basic materials companies contributed to the Fund's outperformance of the S&P 500 Index, as did an underweighting in the financials sector.

Our investment process is anchored by our comprehensive analysis of overall economic conditions and our rigorous evaluation of potential opportunity within sectors and industries. As the result of this qualitative and quantitative discipline, the Fund's portfolio reflected a bias away from more consumer-cyclical sectors and the financial sector and a preference for industrial cyclical industries. While the U.S. consumer's future spending habits appeared difficult to forecast—especially in light of rising interest rates and a cooling housing market—capital spending, both in the U.S. and globally, appeared more sustainable. Thus, sectors such as basic materials (metals, mining, and chemicals), information technology (semiconductors, software and Internet services), and industrials (machinery, equipment and rails) were more heavily weighted than financial services and consumer cyclical industries within the equity allocation. Two exceptions to this positioning deserve mention. First, energy—a sector that one would expect should benefit from capital spending trends—remained underweighted versus the S&P 500 Index due primarily to our view that energy stock prices appeared to reflect most of the future benefits of this economic cycle. Second, the Fund's equity portfolio was overweighted in consumer staples relative to the Index. We viewed consumer staples as attractive based on valuations and potential strategic opportunities for food and beverage companies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stocks (including depositary receipts) and convertible securities of domestic and foreign companies. In selecting investments to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., typically uses a "top-down" investment process that considers the overall economic outlook, the development of industry/sector preferences and, lastly, specific stock selections. Generally, the Fund will invest in companies that: (i) have a market capitalization of at least $1 billion, and (ii) in the view of the Investment Adviser, are expected to pay dividends or interest income. Up to 35 percent of the Fund's net assets may be invested in foreign securities (including depositary receipts). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with

TOP 10 HOLDINGS
Vertex Pharmaceuticals	3.1%
Altria Group Inc.	3.0
Raytheon Co.	2.7
Waste Management, Inc.	2.6
Apple Computer, Inc.	2.6
Emerson Electric Co.	2.6
Halliburton Co.	2.5
Eli Lilly & Co.	2.5
Costco Wholesale Corp.	2.4
American Express Co.	2.4

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	7.1%
Financial Conglomerates	4.6
Aerospace & Defense	4.5
Steel	4.3
Medical Specialties	4.2

Data as of January 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington,DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2006

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 11/30/94)		Class C Shares † (since 07/28/97)		Class D Shares †† (since 07/28/97)
Symbol	TRFAX		TRFBX		TRFCX		TRFDX
1 Year	10.38%	(3)	9.56%	(3)	9.57%	(3)	10.64%	(3)
	4.59	(4)	4.56	(4)	8.57	(4)	—
5 Years	(3.68)	(3)	(4.42)	(3)	(4.43)	(3)	(3.47)	(3)
	(4.71)	(4)	(4.81)	(4)	(4.43)	(4)	—
10 Years	—		6.03	(3)	—		—
	—		6.03	(4)	—		—
Since Inception	3.28	(3)	7.93	(3)	2.53	(3)	3.51	(3)
	2.63	(4)	7.93	(4)	2.53	(4)	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 – 01/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/05	01/31/06	08/01/05 – 01/31/06
Class A
Actual (7.31% return)	$1,000.00	$1,073.10	$7.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.22
Class B
Actual (6.89% return)	$1,000.00	$1,068.90	$11.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.27	$11.02
Class C
Actual (6.90% return)	$1,000.00	$1,069.00	$11.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.27	$11.02
Class D
Actual (7.41% return)	$1,000.00	$1,074.10	$6.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.31	$5.96

*	Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.17%, 2.17% and 1.17% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Total Return Trust

Portfolio of Investments January 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Advertising/Marketing Services (1.8%)
28,640	Omnicom Group, Inc.	$2,342,466
	Aerospace & Defense (4.5%)
37,745	Northrop Grumman Corp.	2,345,097
84,600	Raytheon Co.	3,466,062
		5,811,159
	Agricultural Commodities/ Milling (1.8%)
75,370	Archer-Daniels-Midland Co.	2,374,155
	Beverages: Non-Alcoholic (1.0%)
31,595	Coca-Cola Co. (The)	1,307,401
	Biotechnology (3.6%)
50,000	Applera Corp. – Celera Genomics Group*	588,000
114,020	Vertex Pharmaceuticals, Inc.*	4,072,794
		4,660,794
	Computer Communications (2.1%)
148,600	Cisco Systems, Inc.*	2,759,502
	Computer Peripherals (1.0%)
100,000	EMC Corp.*	1,340,000
	Computer Processing Hardware (2.6%)
45,000	Apple Computer, Inc.*	3,397,950
	Department Stores (1.3%)
38,900	Kohl's Corp.*	1,726,771
	Discount Stores (2.4%)
63,430	Costco Wholesale Corp.	3,164,523
	Electric Utilities (2.5%)
20,950	Ameren Corp.	1,063,422
28,360	American Electric Power Co., Inc.	1,058,394
21,540	FirstEnergy Corp.	1,079,154
		3,200,970
	Electrical Products (2.6%)
43,240	Emerson Electric Co.	3,348,938
	Electronic Production Equipment (2.2%)
146,000	Applied Materials, Inc.	$2,781,300
	Environmental Services (2.6%)
108,020	Waste Management, Inc.	3,411,272
	Financial Conglomerates (4.6%)
60,000	American Express Co.	3,147,000
59,450	Citigroup, Inc.	2,769,181
		5,916,181
	Food: Major Diversified (3.0%)
43,350	Kellogg Co.	1,859,715
67,385	Kraft Foods, Inc. (Class A)	1,983,814
		3,843,529
	Household/Personal Care (2.2%)
52,050	Colgate-Palmolive Co.	2,857,025
	Industrial Conglomerates (3.6%)
65,000	General Electric Co.	2,128,750
64,560	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	2,535,271
		4,664,021
	Information Technology Services (3.9%)
104,260	Electronic Data Systems Corp.	2,626,309
29,300	International Business Machines Corp.	2,382,090
		5,008,399
	Integrated Oil (1.9%)
39,740	Exxon Mobil Corp.	2,493,685
	Internet Software/Services (3.2%)
4,850	Google, Inc. (Class A)*	2,101,263
60,800	Yahoo!, Inc.*	2,087,872
		4,189,135
	Investment Banks/Brokers (2.2%)
190,740	Schwab (Charles) Corp. (The)	2,821,045

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Portfolio of Investments January 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Banks (1.7%)
50,000	Bank of America Corp.	$2,211,500
	Media Conglomerates (1.9%)
139,580	Time Warner, Inc.	2,446,837
	Medical Specialties (4.2%)
40,000	Bard (C.R.), Inc.	2,536,800
64,780	Hospira, Inc.*	2,898,905
		5,435,705
	Movies/Entertainment (2.1%)
46,740	Pixar, Inc.*	2,700,637
	Oilfield Services/Equipment (2.5%)
40,385	Halliburton Co.	3,212,627
	Other Consumer Services (1.9%)
56,270	eBay, Inc.*	2,425,237
	Packaged Software (3.7%)
75,000	Microsoft Corp.	2,111,250
209,000	Oracle Corp.*	2,627,130
		4,738,380
	Pharmaceuticals: Major (7.1%)
50,000	Johnson & Johnson	2,877,000
56,510	Lilly (Eli) & Co.	3,199,596
67,960	Wyeth	3,143,150
		9,219,746
	Property – Casualty Insurers (1.8%)
45,000	Allstate Corp. (The)	2,342,250
	Railroads (1.9%)
28,020	Union Pacific Corp.	2,478,649
	Semiconductors (1.4%)
85,000	Intel Corp.	$1,807,950
	Specialty Telecommunications (2.0%)
206,150	Citizens Communications Co.	2,529,460
	Steel (4.3%)
33,260	Nucor Corp.	2,801,490
46,350	United States Steel Corp.	2,769,413
		5,570,903
	Telecommunication Equipment (1.9%)
107,100	Motorola, Inc.	2,432,241
	Tobacco (3.0%)
53,170	Altria Group, Inc.	3,846,318

Total Investments (Cost $117,077,679) (a)	98.0%	126,818,661
Other Assets In Excess of Liabilities	2.0	2,547,683
Net Assets	100.0%	$129,366,344

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,285,802 and the aggregate gross unrealized depreciation is $2,544,820, resulting in net unrealized appreciation of $9,740,982.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Summary of Investments January 31, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Pharmaceuticals: Major	$9,219,746	7.1%
Financial Conglomerates	5,916,181	4.6
Aerospace & Defense	5,811,159	4.5
Steel	5,570,903	4.3
Medical Specialties	5,435,705	4.2
Information Technology Services	5,008,399	3.9
Packaged Software	4,738,380	3.7
Industrial Conglomerates	4,664,021	3.6
Biotechnology	4,660,794	3.6
Internet Software/Services	4,189,135	3.2
Tobacco	3,846,318	3.0
Food: Major Diversified	3,843,529	3.0
Environmental Services	3,411,272	2.6
Computer Processing Hardware	3,397,950	2.6
Electrical Products	3,348,938	2.6
Oilfield Services/Equipment	3,212,627	2.5
Electric Utilities	3,200,970	2.5
Discount Stores	3,164,523	2.4
Household/Personal Care	2,857,025	2.2
Investment Banks/Brokers	2,821,045	2.2
Electronic Production Equipment	2,781,300	2.2
Computer Communications	$2,759,502	2.1%
Movies/Entertainment	2,700,637	2.1
Specialty Telecommunications	2,529,460	2.0
Integrated Oil	2,493,685	1.9
Railroads	2,478,649	1.9
Media Conglomerates	2,446,837	1.9
Telecommunication Equipment	2,432,241	1.9
Other Consumer Services	2,425,237	1.9
Agricultural Commodities/Milling	2,374,155	1.8
Advertising/Marketing Services	2,342,466	1.8
Property – Casualty Insurers	2,342,250	1.8
Major Banks	2,211,500	1.7
Semiconductors	1,807,950	1.4
Department Stores	1,726,771	1.3
Computer Peripherals	1,340,000	1.0
Beverages: Non-Alcoholic	1,307,401	1.0
	$126,818,661	98.0%

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $117,077,679)	$126,818,661
Receivable for:
Investments sold	2,993,014
Dividends	27,494
Foreign withholding taxes reclaimed	22,837
Shares of beneficial interest sold	21,520
Prepaid expenses and other assets	16,429
Total Assets	129,899,955
Liabilities:
Payable for:
Shares of beneficial interest redeemed	241,993
Investment advisory fee	76,971
Distribution fee	74,072
Administration fee	9,191
Transfer agent fee	446
Payable to bank	85,465
Accrued expenses and other payables	45,473
Total Liabilities	533,611
Net Assets	$129,366,344
Composition of Net Assets:
Paid-in-capital	$375,306,919
Net unrealized appreciation	9,740,982
Accumulated net investment loss	(224,269)
Accumulated net realized loss	(255,457,288)
Net Assets	$129,366,344
Class A Shares:
Net Assets	$45,755,350
Shares Outstanding (unlimited authorized, $.01 par value)	2,640,724
Net Asset Value Per Share	$17.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.29
Class B Shares:
Net Assets	$65,472,958
Shares Outstanding (unlimited authorized, $.01 par value)	4,021,355
Net Asset Value Per Share	$16.28
Class C Shares:
Net Assets	$6,054,659
Shares Outstanding (unlimited authorized, $.01 par value)	372,386
Net Asset Value Per Share	$16.26
Class D Shares:
Net Assets	$12,083,377
Shares Outstanding (unlimited authorized, $.01 par value)	683,286
Net Asset Value Per Share	$17.68

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2006 (unaudited)

Net Investment Loss:
Income
Dividends	$842,811
Interest	182,182
Total Income	1,024,993
Expenses
Investment advisory fee	463,076
Distribution fee (Class A shares)	59,572
Distribution fee (Class B shares)	359,027
Distribution fee (Class C shares)	31,304
Transfer agent fees and expenses	161,826
Administration fee	55,293
Professional fees	49,962
Shareholder reports and notices	36,476
Registration fees	25,281
Custodian fees	5,679
Trustees' fees and expenses	822
Other	9,952
Total Expenses	1,258,270
Net Investment Loss	(233,277)
Net Realized and Unrealized Gain (Loss):
Net realized gain	21,774,577
Net change in unrealized appreciation	(12,467,814)
Net Gain	9,306,763
Net Increase	$9,073,486

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006	FOR THE YEAR ENDED JULY 31, 2005
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(233,277)	$(214,707)
Net realized gain	21,774,577	17,862,582
Net change in unrealized appreciation	(12,467,814)	752,503
Net Increase	9,073,486	18,400,378
Net decrease from transactions in shares of beneficial interest	(28,092,072)	(70,046,028)
Net Decrease	(19,018,586)	(51,645,650)
Net Assets:
Beginning of period	148,384,930	200,030,580
End of Period (Including an accumulated net investment loss of $224,269 and accumulated undistributed net investment income of $9,008, respectively)	$129,366,344	$148,384,930

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Total Return Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited) continued

expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited) continued

at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,843,314 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited) continued

shares of $6, $100,270 and $107, respectively and received $2,212 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006 aggregated $105,073,587 and $127,040,328, respectively.

For the six months ended January 31, 2006, the Fund incurred brokerage commissions of $60,092 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2006, the Fund’s receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. of $2,993,014.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2005, the Fund had a net capital loss carryforward of $277,231,861 of which $178,361,135 will expire on July 31, 2010 and $98,870,726 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to nondeductible expenses.

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JULY 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	16,015	$263,795	40,138	$610,291
Conversion from Class B	269,818	4,404,847	2,793,268	42,642,398
Redeemed	(661,489)	(10,957,516)	(563,261)	(8,769,559)
Net increase (decrease) – Class A	(375,656)	(6,288,874)	2,270,145	34,483,130
CLASS B SHARES
Sold	16,696	259,534	144,505	2,094,092
Conversion to Class A	(286,639)	(4,404,847)	(2,954,541)	(42,642,398)
Redeemed	(934,566)	(14,454,042)	(3,883,837)	(56,540,787)
Net decrease – Class B	(1,204,509)	(18,599,355)	(6,693,873)	(97,089,093)
CLASS C SHARES
Sold	5,976	93,161	17,337	254,480
Redeemed	(70,742)	(1,092,591)	(219,850)	(3,206,208)
Net decrease – Class C	(64,766)	(999,430)	(202,513)	(2,951,728)
CLASS D SHARES
Sold	22,498	380,415	108,549	1,683,740
Redeemed	(154,855)	(2,584,828)	(391,912)	(6,172,077)
Net decrease – Class D	(132,357)	(2,204,413)	(283,363)	(4,488,337)
Net decrease in Fund	(1,777,288)	$(28,092,072)	(4,909,604)	$(70,046,028)

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to

Morgan Stanley Total Return Trust

Notes to Financial Statements January 31, 2006 (unaudited) continued

brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

8.   Subsequent Event

On February 6, 2006, the Trustees of Morgan Stanley Strategist Fund ("Strategist") and the Fund approved a plan of reorganization whereby the Fund would be merged into Strategist. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Strategist and shareholders of the Fund would become shareholders of Strategist, receiving shares of the corresponding class of Strategist equal to the value of their holdings in the Fund.

Morgan Stanley Total Return Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JULY 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.15		$14.50	$13.23	$13.18	$17.26	$23.88
Income (loss) from investment operations:
Net investment income (loss)‡	0.01		0.06	(0.01)	0.07	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.17		1.59	1.28	(0.02)	(4.06)	(6.16)
Total income (loss) from investment operations	1.18		1.65	1.27	0.05	(4.08)	(6.23)
Less distributions from net realized gain	—		—	—	—	—	(0.39)
Net asset value, end of period	$17.33		$16.15	$14.50	$13.23	$13.18	$17.26
Total Return†	7.31	% (1)	11.38%	9.60%	0.38%	(23.64)%	(26.31)%
Ratios to Average Net Assets(3):
Expenses	1.42	% (2)	1.35%	1.30%	1.26%	1.22%	1.12%
Net investment income (loss)	0.06	% (2)	0.45%	(0.09)%	0.58%	(0.14)%	(0.34)%
Supplemental Data:
Net assets, end of period, in thousands	$45,755		$48,711	$10,817	$12,068	$14,003	$22,074
Portfolio turnover rate	82	% (1)	101%	88%	131%	54%	107%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JULY 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.23		$13.78	$12.67	$12.72	$16.78	$23.41
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.05)	(0.11)	(0.02)	(0.14)	(0.22)
Net realized and unrealized gain (loss)	1.10		1.50	1.22	(0.03)	(3.92)	(6.02)
Total income (loss) from investment operations	1.05		1.45	1.11	(0.05)	(4.06)	(6.24)
Less distributions from net realized gain	—		—	—	—	—	(0.39)
Net asset value, end of period	$16.28		$15.23	$13.78	$12.67	$12.72	$16.78
Total Return†	6.89	%(1)	10.52%	8.76%	(0.39)%	(24.20)%	(26.89)%
Ratios to Average Net Assets(3):
Expenses	2.17	%(2)	2.10%	2.05%	2.04%	1.98%	1.91%
Net investment loss	(0.69	)%(2)	(0.30)%	(0.84)%	(0.20)%	(0.90)%	(1.13)%
Supplemental Data:
Net assets, end of period, in thousands	$65,473		$79,599	$164,215	$209,086	$302,387	$569,589
Portfolio turnover rate	82	%(1)	101%	88%	131%	54%	107%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JULY 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.21		$13.76	$12.65	$12.70	$16.77	$23.40
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.05)	(0.11)	(0.02)	(0.14)	(0.22)
Net realized and unrealized gain (loss)	1.10		1.50	1.22	(0.03)	(3.93)	(6.02)
Total income (loss) from investment operations	1.05		1.45	1.11	(0.05)	(4.07)	(6.24)
Less distributions from net realized gain	—		—	—	—	—	(0.39)
Net asset value, end of period	$16.26		$15.21	$13.76	$12.65	$12.70	$16.77
Total Return†	6.90	%(1)	10.54%	8.77%	(0.86)%	(23.91)%	(26.87)%
Ratios to Average Net Assets(3):
Expenses	2.17	%(2)	2.10%	2.04%	2.03%	1.98%	1.91%
Net investment loss	(0.69)	% (2)	(0.30)%	(0.83)%	(0.19)%	(0.90)%	(1.13)%
Supplemental Data:
Net assets, end of period, in thousands	$6,055		$6,649	$8,800	$11,042	$15,091	$25,906
Portfolio turnover rate	82	%(1)	101%	88%	131%	54%	107%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2006		FOR THE YEAR ENDED JULY 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.46		$14.74	$13.42	$13.34	$17.43	$24.05
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.10	0.02	0.10	0.02	(0.03)
Net realized and unrealized gain (loss)	1.19		1.62	1.30	(0.02)	(4.11)	(6.20)
Total income (loss) from investment operations	1.22		1.72	1.32	0.08	(4.09)	(6.23)
Less distributions from net realized gain	—		—	—	—	—	(0.39)
Net asset value, end of period	$17.68		$16.46	$14.74	$13.42	$13.34	$17.43
Total Return†	7.41	% (1)	11.67%	9.84%	0.60%	(23.47)%	(26.12)%
Ratios to Average Net Assets(3):
Expenses	1.17	% (2)	1.10%	1.05%	1.04%	0.98%	0.91%
Net investment income (loss)	0.31	% (2)	0.70%	0.16%	0.80%	0.10%	(0.13)%
Supplemental Data:
Net assets, end of period, in thousands	$12,083		$13,426	$16,198	$18,679	$24,018	$36,105
Portfolio turnover rate	82	% (1)	101%	88%	131%	54%	107%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

38588RPT-RA06-00225P-Y01/06	MORGAN STANLEY FUNDS
Morgan Stanley Total Return Trust Semiannual Report January 31, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Return
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Return
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 23, 2006
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Return Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                            /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Return Trust and will be retained by Morgan
Stanley Total Return Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Return Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 23, 2006                              /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Return Trust and will be retained by Morgan
Stanley Total Return Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9